Interim Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stocks [Member]	Equity Attributable To Owners [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023	$ 115,504	$ (78,205)	$ (167)	$ (257)	$ 36,875	$ 209	$ 37,084
Total net income (loss)		(17,312)			(17,312)	105	(17,207)
Total other comprehensive income (loss)			589		589		589
Distributions to non-controlling interests						(52)	(52)
Acquisition of common shares for Restricted Share Unit (RSU) Plan				(15,226)	(15,226)		(15,226)
Release of treasury stock	(5,048)			5,048
Exercise of stock options	3,623				3,623		3,623
Shares withheld for taxes	(741)				(741)		(741)
Equity-settled stock-based payment	22,380				22,380		22,380
Exercise of warrants	377				377		377
Balance at Jun. 30, 2024	136,095	(95,517)	422	(10,435)	30,565	262	30,827
Balance at Mar. 31, 2024	121,870	(94,302)	(5)	(2,110)	25,453	171	25,624
Total net income (loss)		(1,215)			(1,215)	105	(1,110)
Total other comprehensive income (loss)			427		427		427
Distributions to non-controlling interests						(14)	(14)
Acquisition of common shares for Restricted Share Unit (RSU) Plan				(10,603)	(10,603)		(10,603)
Release of treasury stock	(2,278)			2,278
Exercise of stock options	3,010				3,010		3,010
Shares withheld for taxes	(420)				(420)		(420)
Equity-settled stock-based payment	13,536				13,536		13,536
Exercise of warrants	377				377		377
Balance at Jun. 30, 2024	136,095	(95,517)	422	(10,435)	30,565	262	30,827
Balance at Dec. 31, 2024	138,639	(104,746)	708	(2,455)	32,146	(3)	32,143
Total net income (loss)		(3,455)			(3,455)	(116)	(3,571)
Total other comprehensive income (loss)			(126)		(126)		(126)
Distributions to non-controlling interests						(99)	(99)
Acquisition of common shares for Restricted Share Unit (RSU) Plan				(8,830)	(8,830)		(8,830)
Release of treasury stock	(9,264)			9,264
Exercise of stock options	661				661		661
Shares withheld for taxes	(1,711)				(1,711)		(1,711)
Equity-settled stock-based payment	30,502				30,502		30,502
Balance at Jun. 30, 2025	158,827	(108,201)	582	(2,021)	49,187	(218)	48,969
Balance at Mar. 31, 2025	142,457	(109,713)	599	(591)	32,752	(233)	32,519
Total net income (loss)		1,512			1,512	38	1,550
Total other comprehensive income (loss)			(17)		(17)		(17)
Distributions to non-controlling interests						(23)	(23)
Acquisition of common shares for Restricted Share Unit (RSU) Plan				(2,708)	(2,708)		(2,708)
Release of treasury stock	(1,278)			1,278
Exercise of stock options	351				351		351
Shares withheld for taxes	(498)				(498)		(498)
Equity-settled stock-based payment	17,795				17,795		17,795
Balance at Jun. 30, 2025	$ 158,827	$ (108,201)	$ 582	$ (2,021)	$ 49,187	$ (218)	$ 48,969